Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) - Schedule of Standardized Measure of Discounted Future Net Cash Flows (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Standardized Measure of Discounted Future Net Cash Flows [Abstract]
Annual discount	10.00%	10.00%